Derivative Instruments (Schedule Of Derivatives At Fair Value) (Details) (USD $) In Millions, unless otherwise specified	Mar. 31, 2011		Dec. 31, 2010
Derivatives, Fair Value [Line Items]
Derivative Assets, Designated as Hedging Instruments	$ 13.5		$ 16.9
Derivative Assets, Not Designated as Hedging Instruments	0.1		0.2
Derivative Assets, Total	13.6		17.1
Derivative Liabilities, Designated as Hedging Instruments	0.4		0.7
Derivative Liabilities, Not Designated as Hedging Instruments	0
Derivative Liabilities, Total	0.4		0.7
Foreign Currency Forward Contracts - Current [Member]
Derivatives, Fair Value [Line Items]
Derivative Assets, Designated as Hedging Instruments	13.3	[1]	16.8	[1]
Derivative Assets, Not Designated as Hedging Instruments	0.1	[1]	0.2	[1]
Derivative Liabilities, Designated as Hedging Instruments	0.1	[1]	0.6	[1]
Derivative Liabilities, Not Designated as Hedging Instruments	0	[1]		[1]
Foreign Currency Forward Contracts - Non-Current [Member]
Derivatives, Fair Value [Line Items]
Derivative Assets, Designated as Hedging Instruments	0.2	[2]	0.1	[2]
Derivative Liabilities, Designated as Hedging Instruments	$ 0.3	[2]	$ 0.1	[2]

[1]	Derivative assets and liabilities that have maturity dates equal to or less than twelve months from the respective balance sheet date were included in other current assets and accrued liabilities and other, respectively, on our condensed consolidated balance sheets.
[2]	Derivative assets and liabilities that have maturity dates greater than twelve months from the respective balance sheet date were included in other assets, net, and other liabilities, respectively, on our condensed consolidated balance sheets.